Supplemental Guarantor Financial Information (Condensed Consolidated Statement Of Comprehensive Income) (AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Net income attributable to AerCap Holdings N.V.		$ 1,046,630		$ 1,178,730		$ 810,447
Other comprehensive income:
Change in fair value of derivatives, net of tax	[1]	5,990		338		4,542
Actuarial gain (loss) on pension obligations, net of tax		(1,452)		250		(1,547)
Total other comprehensive income		4,538		588		2,995
Total comprehensive income attributable to AerCap Holdings N.V.		1,051,168		1,179,318		813,442
AGAT/AICDC Notes [Member]
Net income attributable to AerCap Holdings N.V.		1,047,000		1,179,000		810,000
Other comprehensive income:
Change in fair value of derivatives, net of tax		6,000				5,000
Actuarial gain (loss) on pension obligations, net of tax		(2,000)				(2,000)
Total other comprehensive income		4,000				3,000
Total comprehensive income attributable to AerCap Holdings N.V.		1,051,000		1,179,000		813,000
AGAT/AICDC Notes [Member] | AerCap Holdings N.V. [Member]
Net income attributable to AerCap Holdings N.V.		1,047,000		1,179,000		810,000
Other comprehensive income:
Share of other comprehensive income (loss) from subsidiaries						3,000
Total comprehensive income attributable to AerCap Holdings N.V.		1,047,000		1,179,000		813,000
AGAT/AICDC Notes [Member] | AerCap Global Aviation Trust [Member]
Net income attributable to AerCap Holdings N.V.		919,000		1,061,000		682,000
Other comprehensive income:
Total comprehensive income attributable to AerCap Holdings N.V.		919,000		1,061,000		682,000
AGAT/AICDC Notes [Member] | AerCap Ireland Capital Designated Activity Company [Member]
Net income attributable to AerCap Holdings N.V.		757,000		929,000		577,000
Other comprehensive income:
Total comprehensive income attributable to AerCap Holdings N.V.		757,000		929,000		577,000
AGAT/AICDC Notes [Member] | Guarantors [Member]
Net income attributable to AerCap Holdings N.V.		842,000	[2]	846,000	[2]	856,000	[3]
Other comprehensive income:
Actuarial gain (loss) on pension obligations, net of tax		(2,000)	[2]			3,000	[3]
Total other comprehensive income		(2,000)	[2]			3,000	[3]
Total comprehensive income attributable to AerCap Holdings N.V.		840,000	[2]	846,000	[2]	859,000	[3]
AGAT/AICDC Notes [Member] | Non-Guarantors [Member]
Net income attributable to AerCap Holdings N.V.		(434,000)		(567,000)		722,000
Other comprehensive income:
Change in fair value of derivatives, net of tax		6,000				5,000
Actuarial gain (loss) on pension obligations, net of tax						(5,000)
Total other comprehensive income		6,000
Total comprehensive income attributable to AerCap Holdings N.V.		(428,000)		(567,000)		722,000
AGAT/AICDC Notes [Member] | Eliminations [Member]
Net income attributable to AerCap Holdings N.V.		(2,084,000)		(2,269,000)		(2,837,000)
Other comprehensive income:
Share of other comprehensive income (loss) from subsidiaries						(3,000)
Total comprehensive income attributable to AerCap Holdings N.V.		$ (2,084,000)		$ (2,269,000)		$ (2,840,000)

[1]	During the years ended December 31, 2016 or 2015, we did not reclassify any amounts from AOCI to our Consolidated Income Statements. During the year ended December 31, 2014, we reclassified $3.1 million from AOCI to interest expense in our Consolidated Income Statement.
[2]	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.
[3]	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.